Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

10. LEASES

Operating lease right-of-use assets, net and operating lease liabilities consisted of the following:

	As of December 31,
	2024	2023
Operating lease right-of-use assets	10,393,154	11,372,614
Operating lease right-of-use assets -accumulated amortization	(4,971,918)	(4,434,132)
Operating lease right-of-use assets, net	5,421,236	6,938,482
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Operating lease liabilities, current	2,060,022	2,172,368
Operating lease liabilities, non-current	3,911,466	5,255,281
Total operating lease liabilities	5,971,488	7,427,649

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2024	2023
Operating leases cost excluding short-term rental expense	$2,437,633	$2,529,180
Short-term lease cost	355,098	98,935
Total	$2,792,731	$2,628,115

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

As of December 31, 2024, the weighted average remaining lease term was 7.32 years, and the weighted average discount rate was 4.91% for the Group’s operating leases.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2024:

Operating
Leases
For the years ending December 31,
2025	$2,299,231
2026	1,303,612
2027	588,220
2028	333,149
2029 and thereafter	2,794,794
Total lease payments	7,319,006
Less: imputed interest	1,347,518
Total	5,971,488
Less: current portion	2,060,022
Non-current portion	$3,911,466